Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have adopted an Insider Trading Policy to promote compliance with federal, state and foreign securities laws that prohibit certain persons who are aware of material non-public information about a company from: (i) trading in securities of that company; or (ii) providing material non-public information about the Company or about other companies doing business with the Company to persons who may trade on the basis of that information. Our insider trading policy includes pre-clearance requirements and procedures for our officers and directors prior to effecting a transaction.

Award Timing MNPI Considered	false